THOR Low Volatility ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.2%
	EQUITY - 98.2%
94,479	Consumer Discretionary Select Sector SPDR Fund	$ 14,323,961
182,583	Consumer Staples Select Sector SPDR Fund	13,268,307
106,433	Health Care Select Sector SPDR Fund	13,605,330
142,679	Industrial Select Sector SPDR Fund	13,818,461
386,545	Real Estate Select Sector SPDR Fund	13,931,082
91,415	Technology Select Sector SPDR Fund	15,017,656
208,958	Utilities Select Sector SPDR Fund	13,567,643
		97,532,440

	TOTAL EXCHANGE-TRADED FUNDS (Cost $97,186,934)	97,532,440

	TOTAL INVESTMENTS - 98.2% (Cost $97,186,934)	$ 97,532,440
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	1,758,436
	NET ASSETS - 100.0%	$ 99,290,876

SPDR	- Standard & Poor's Depositary Receipt